Eaton Vance Richard Bernstein Equity Strategy Fund
Investment Objective
The Fund's investment objective is to seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 32 of this Prospectus and page 20 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Richard Bernstein Equity Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Richard Bernstein Equity Strategy Fund	Class A	Class C	Class I
Management fees	0.87%	0.87%	0.87%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.25%	2.00%	1.00%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Richard Bernstein Equity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	949	1,222	1,999
Class C	303	627	1,078	2,327
Class I	102	318	552	1,225

Expense Example, No Redemption - Eaton Vance Richard Bernstein Equity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	949	1,222	1,999
Class C	203	627	1,078	2,327
Class I	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated, and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities issued by companies domiciled in developed or emerging market countries including frontier markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts and exchange-traded notes (“ETNs”).  The Fund may invest in other pooled investment vehicles . Pooled investment vehicles are exchange-traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds . The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts. However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange - traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).  There is no stated limit on the Fund's use of derivatives.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global equity market segments at different times.  Market segments chosen for emphasis and/or de-emphasis may vary from general market consensus views and the Fund may at times seek to identify areas where , in the sub-adviser's opinion , there is scarcity of capital and/or potentially overlooked investment opportunities.  Leading exposures will vary among growth and value; small, mid and large cap; U.S. and non-U.S., and developed and emerging markets, based on the sub-adviser's assessment of a range of proprietary and non-proprietary quantitative indicators and the firm's macro-economic analysis and judgment.  It is expected that the macro-economic factors and indicators will evolve over time and may include the following:  global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rot ation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while seeking to manage stock-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained.  Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer's location, size, market capitalization or industry sector.  The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time.  At any time, up to 100% of the Fund's assets may be invested in either U.S. or foreign securities, including issuers domiciled in emerging market countries.

Principal Risks

Equity Investing Risk.  Fund performance is sensitive to stock market volatility .  Stock prices may decline in response to adverse changes in the economy or the economic outlook;  deterioration in investor sentiment; interest rate , currency, and commodity price fluctuations ; adverse geopolitical, social or environmental developments; issuer - and sector - specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline .  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.   Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets , and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States. The foregoing risks may be greater in frontier markets. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Currency Risk.  In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of Fund securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country's government or banking authority will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.   Certain Fund transactions may give rise to leverage.  Such transactions may include certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund's obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund's share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF's investments and subjects it to a pro rata portion of the ETF's fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF's net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

ETN Risk.  ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index.  ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment.  The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.   Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Fixed-Income Securities Risk. If the Fund invests in fixed-income securities, the Fund's shares may be sensitive to increases in prevailing and expected interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.   Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and its recent decision to raise the target fed funds rate, fixed income markets could experience continuing high volatility.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund's commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments and/or shares of an ETF that invests in such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks Associated with Active and Quantitative Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions. The portfolio manager also uses quantitative investment techniques and analyses in making investment decisions for the Fund. There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2010 through December 31, 2014, the highest quarterly total return for Class A was 10.78% for the quarter ended March 31, 2013, and the lowest quarterly return was -14.75% for the quarter ended September 30, 2011.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2014 to September 30, 2015 ) was -5.67% .

Average Annual Total Returns - Eaton Vance Richard Bernstein Equity Strategy Fund	1 Year	Since Inception
Class A	(3.27%)	8.43%
Class A | After Taxes on Distributions	(3.50%)	8.27%
Class A | After Taxes on Distributions and Sales	(1.65%)	6.62%
Class C	0.94%	9.11%
Class I	2.90%	10.21%
MSCI All Country World Index	4.16%	9.40%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I shares commenced operations on October 12, 2010.  (Source for MSCI All Country World Index: MSCI)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.